PENSION AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Movement in Net Defined Benefit Obligations (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	€ 403	$ 403	€ 599
Current service cost	19		28
Interest cost / (income)	16		11
Past service cost	0		(47)
Immediate recognition of losses arising over the year	1		(5)
Administration expenses	3		2
Remeasurements due to:
—actual return less interest on plan assets	(21)		107
—changes in financial assumptions	33		(254)
—changes in demographic assumptions	0		(1)
—experience losses	3		(12)
Effects of changes in foreign exchange rates	(4)		20
Benefits paid	(19)		(6)
Contributions by the Group	(20)		(38)
Contributions by the plan participants	0		0
Disposed of through business combination	(3)
Reclassification as liabilities of disposal group classified as held for sale			(1)
Closing balance	411		403
Defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	864		1,143
Current service cost	19		28
Interest cost / (income)	32		20
Past service cost	(4)		(47)
Immediate recognition of losses arising over the year	1		(5)
Administration expenses	0		0
Remeasurements due to:
—actual return less interest on plan assets	0		0
—changes in financial assumptions	33		(254)
—changes in demographic assumptions	0		(1)
—experience losses	3		(12)
Effects of changes in foreign exchange rates	3		50
Benefits paid	(54)		(63)
Contributions by the Group	0		0
Contributions by the plan participants	5		6
Disposed of through business combination	(3)
Reclassification as liabilities of disposal group classified as held for sale			(1)
Closing balance	899		864
Defined benefit obligations | Pension Benefits
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	710		894
Current service cost	14		20
Interest cost / (income)	25		13
Past service cost	(4)		2
Immediate recognition of losses arising over the year	0		0
Administration expenses	0		0
Remeasurements due to:
—actual return less interest on plan assets	0		0
—changes in financial assumptions	31		(211)
—changes in demographic assumptions	0		0
—experience losses	8		(3)
Effects of changes in foreign exchange rates	8		34
Benefits paid	(38)		(42)
Contributions by the Group	0		0
Contributions by the plan participants	4		4
Disposed of through business combination	(2)
Reclassification as liabilities of disposal group classified as held for sale			(1)
Closing balance	756		710
Defined benefit obligations | Other Benefits
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	154		249
Current service cost	5		8
Interest cost / (income)	7		7
Past service cost	0		(49)
Immediate recognition of losses arising over the year	1		(5)
Administration expenses	0		0
Remeasurements due to:
—actual return less interest on plan assets	0		0
—changes in financial assumptions	2		(43)
—changes in demographic assumptions	0		(1)
—experience losses	(5)		(9)
Effects of changes in foreign exchange rates	(5)		16
Benefits paid	(16)		(21)
Contributions by the Group	0		0
Contributions by the plan participants	1		2
Disposed of through business combination	(1)
Reclassification as liabilities of disposal group classified as held for sale			0
Closing balance	143		154
Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(461)		(544)
Current service cost	0		0
Interest cost / (income)	(16)		(9)
Past service cost	4		0
Immediate recognition of losses arising over the year	0		0
Administration expenses	3		2
Remeasurements due to:
—actual return less interest on plan assets	(21)		107
—changes in financial assumptions	0		0
—changes in demographic assumptions	0		0
—experience losses	0		0
Effects of changes in foreign exchange rates	(7)		(30)
Benefits paid	35		57
Contributions by the Group	(20)		(38)
Contributions by the plan participants	(5)		(6)
Disposed of through business combination	0
Reclassification as liabilities of disposal group classified as held for sale			0
Closing balance	€ (488)		€ (461)